Harbor AlphaEdge Small Cap Growth ETF N-1A Cover	Aug. 14, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	HARBOR ETF TRUST
Entity Central Index Key	0001860434
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 14, 2026
Prospectus Date	Aug. 14, 2026